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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for two of its series, Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund, for the six months ended April 30, 2010. These series have October 31 fiscal year end.

Date of reporting period: April 30, 2010

Item 1 - Reports to Stockholders.

Evergreen Health Care Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

June 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Health Care Fund for the six-month period that ended April 30, 2010 (the “period”).

After a period of uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the end of the year. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period approximately where they began in 2010.

U.S. economic growth was strong throughout most of the period as the economic recovery appeared to gain momentum. Gross Domestic Product (GDP) returned to positive growth in the third quarter of 2009, following four consecutive quarters of contraction for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. Originally, much of the growth was attributable to government stimulus, raising questions over the sustainability of the recovery. However, in the first quarter of 2010, GDP growth primarily reflected positive contributions from personal consumption expenditures (PCE), private inventory investment, exports, and nonresidential fixed investment—all signs that growth was finally being led by the private sector, a far more positive indicator of recovery than government-driven growth that is typically ineff icient and unsustainable.

Employment data also turned positive during the period, another welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.9% at the end of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.7 million.

In other economic data, industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales strengthened significantly during the period, as well. Although housing inventory and foreclosure rates remained elevated, home sales and prices began to show signs of improvement in many areas of the country—spurred in part by the government’s $8,000 tax credit for first-time home buyers, which was extended through the end of April 2010.

1

LETTER TO SHAREHOLDERS continued

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. It concluded its purchases of longer-term Treasuries in October 2009 and mortgage-backed securities in March 2010.

During the six-month period, managers of Evergreen’s sector funds focused on specific areas of the equity markets. The team supervising Evergreen Health Care Fund, for example, kept the fund well-diversified among health care corporations of different sizes, geographies and industry groups. At the same time, managers of Evergreen Utility and Telecommunications Fund emphasized companies with improving business Fundamentals while Evergreen Precious Metals Fund’s concentration was on gold and other precious metals-related equities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting or an adjournment meeting to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement is also available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of April 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Robert C. Junkin, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Nasdaq symbol	EHABX	EHCBX	EHCCX	EHCYX

6-month return with sales charge	10.34%	11.67%	15.68%	N/A

6-month return w/o sales charge	17.08%	16.67%	16.68%	17.25%

Average annual return*

1-year with sales charge	26.35%	28.09%	32.12%	N/A

1-year w/o sales charge	34.05%	33.09%	33.12%	34.54%

5-year	2.29%	2.41%	2.77%	3.80%

10-year	6.98%	7.00%	6.84%	7.90%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Health Care Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the S&P 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500 Healthcare and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Funds that concentrate their investments in the Health Care sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within the sector.

All data is as of April 30, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	11/1/2009	4/30/2010	During Period*

Actual
Class A	$1,000.00	$1,170.78	$ 9.85
Class B	$1,000.00	$1,166.67	$13.86
Class C	$1,000.00	$1,166.78	$13.86
Class I	$1,000.00	$1,172.54	$ 8.46
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,015.72	$ 9.15
Class B	$1,000.00	$1,012.00	$12.87
Class C	$1,000.00	$1,012.00	$12.87
Class I	$1,000.00	$1,017.01	$ 7.85

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.83% for Class A, 2.58% for Class B, 2.58% for Class C and 1.57% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$15.40	$14.59	$23.09	$20.93	$19.38	$17.84

Income from investment operations
Net investment loss	(0.08)[1]	(0.11)[1]	(0.13)[1]	(0.09)	(0.12)[1]	(0.10)[1]
Net realized and unrealized gains or losses on investments	2.71	0.92	(6.58)	2.86	2.80	2.77

Total from investment operations	2.63	0.81	(6.71)	2.77	2.68	2.67

Distributions to shareholders from
Net realized gains	0	0	(1.79)	(0.61)	(1.13)	(1.13)

Net asset value, end of period	$18.03	$15.40	$14.59	$23.09	$20.93	$19.38

Total return[2]	17.08%	5.55%	(31.30)%	13.57%	14.46%	15.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$79,987	$78,860	$96,713	$161,559	$148,460	$114,141
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.83%[3]	1.81%	1.66%	1.64%	1.69%	1.62%
Expenses excluding waivers/reimbursements and expense reductions	1.83%[3]	1.81%	1.68%	1.66%	1.70%	1.75%
Net investment loss	(0.97)%[3]	(0.81)%	(0.68)%	(0.41)%	(0.63)%	(0.56)%
Portfolio turnover rate	24%	49%	47%	71%	41%	79%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$14.10	$13.46	$21.60	$19.76	$18.47	$17.17

Income from investment operations
Net investment loss	(0.14)[1]	(0.20)[1]	(0.26)[1]	(0.31)	(0.26)	(0.24)
Net realized and unrealized gains or losses on investments	2.49	0.84	(6.09)	2.76	2.68	2.67

Total from investment operations	2.35	0.64	(6.35)	2.45	2.42	2.43

Distributions to shareholders from
Net realized gains	0	0	(1.79)	(0.61)	(1.13)	(1.13)

Net asset value, end of period	$16.45	$14.10	$13.46	$21.60	$19.76	$18.47

Total return[2]	16.67%	4.75%	(31.83)%	12.73%	13.72%	14.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,921	$22,384	$37,393	$88,967	$97,682	$93,319
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.58%[3]	2.57%	2.40%	2.35%	2.39%	2.31%
Expenses excluding waivers/reimbursements and expense reductions	2.58%[3]	2.57%	2.40%	2.35%	2.40%	2.44%
Net investment loss	(1.72)%[3]	(1.56)%	(1.43)%	(1.12)%	(1.32)%	(1.25)%
Portfolio turnover rate	24%	49%	47%	71%	41%	79%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$14.09	$13.45	$21.58	$19.74	$18.46	$17.16

Income from investment operations
Net investment loss	(0.14)[1]	(0.20)[1]	(0.25)[1]	(0.26)	(0.23)	(0.21)
Net realized and unrealized gains or losses on investments	2.49	0.84	(6.09)	2.71	2.64	2.64

Total from investment operations	2.35	0.64	(6.34)	2.45	2.41	2.43

Distributions to shareholders from
Net realized gains	0	0	(1.79)	(0.61)	(1.13)	(1.13)

Net asset value, end of period	$16.44	$14.09	$13.45	$21.58	$19.74	$18.46

Total return[2]	16.68%	4.76%	(31.81)%	12.74%	13.67%	14.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$27,477	$26,656	$38,178	$66,280	$65,655	$54,620
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.58%[3]	2.56%	2.40%	2.35%	2.39%	2.31%
Expenses excluding waivers/reimbursements and expense reductions	2.58%[3]	2.56%	2.40%	2.35%	2.40%	2.44%
Net investment loss	(1.72)%[3]	(1.56)%	(1.43)%	(1.12)%	(1.33)%	(1.26)%
Portfolio turnover rate	24%	49%	47%	71%	41%	79%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$15.88	$15.00	$23.64	$21.36	$19.70	$18.07

Income from investment operations
Net investment loss	(0.06)[1]	(0.08)[1]	(0.08)[1]	(0.02)[1]	(0.07)[1]	(0.04)[1]
Net realized and unrealized gains or losses on investments	2.80	0.96	(6.77)	2.91	2.86	2.80

Total from investment operations	2.74	0.88	(6.85)	2.89	2.79	2.76

Distributions to shareholders from
Net realized gains	0	0	(1.79)	(0.61)	(1.13)	(1.13)

Net asset value, end of period	$18.62	$15.88	$15.00	$23.64	$21.36	$19.70

Total return	17.25%	5.87%	(31.15)%	13.86%	14.80%	15.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,441	$6,057	$6,466	$9,535	$14,210	$10,848
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.57%[2]	1.56%	1.41%	1.35%	1.39%	1.31%
Expenses excluding waivers/reimbursements and expense reductions	1.57%[2]	1.56%	1.41%	1.35%	1.40%	1.44%
Net investment loss	(0.73)%[2]	(0.56)%	(0.43)%	(0.11)%	(0.33)%	(0.22)%
Portfolio turnover rate	24%	49%	47%	71%	41%	79%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 96.4%
CONSUMER STAPLES 2.0%
Food & Staples Retailing 2.0%
CVS Caremark Corp.	74,126	$2,737,473

HEALTH CARE 94.4%
Biotechnology 20.2%
Alexion Pharmaceuticals, Inc. *	54,823	3,008,686
Amgen, Inc. *	67,855	3,892,163
Amylin Pharmaceuticals, Inc. *	79,086	1,632,335
Antisoma plc *	1,463,209	155,528
BioMarin Pharmaceutical, Inc. *	7,812	182,566
Celera Corp. *	21,256	158,782
Celgene Corp. *	34,374	2,129,469
Cepheid *	52,009	1,039,660
Dendreon Corp. ρ *	32,636	1,769,524
Dyax Corp. *	150,000	525,000
Gilead Sciences, Inc. *	44,135	1,750,836
Human Genome Sciences, Inc. *	32,806	908,398
Incyte Corp. ρ *	99,234	1,331,720
Myriad Genetics, Inc. *	70,092	1,682,909
Nanosphere, Inc. *	70,726	445,574
Novavax, Inc. * ρ	230,852	653,311
Savient Pharmaceuticals, Inc. *	46,779	678,296
Theratechnologies, Inc. *	493,309	2,447,605
Vertex Pharmaceuticals, Inc. *	55,106	2,136,460
ZymoGenetics, Inc. *	116,198	690,216

		27,219,038

Health Care Equipment & Supplies 27.9%
AGA Medical Holdings, Inc. ρ *	61,296	985,640
ArthroCare Corp. *	68,122	2,107,013
Baxter International, Inc.	51,228	2,418,986
Becton, Dickinson & Co.	19,332	1,476,385
Boston Scientific Corp. *	99,889	687,236
CareView Communications, Inc. * ρ	1,525,187	3,629,945
Covidien plc	39,738	1,907,027
Edwards Lifesciences Corp. *	13,451	1,386,529
Electro-Optical Sciences, Inc. * ρ	93,807	667,906
Fresenius SE	28,707	2,046,178
HeartWare International, Inc. * ρ	19,700	1,107,928
Inverness Medical Innovations, Inc. *	82,050	3,263,949
Medtronic, Inc.	35,567	1,553,922
ResMed, Inc. *	24,864	1,701,444
RTI Biologics, Inc. *	246,841	945,401
St. Jude Medical, Inc. *	51,293	2,093,780
Stryker Corp.	44,281	2,543,501

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Thoratec Corp. *	53,243	$2,374,105
Zimmer Holdings, Inc. *	43,644	2,658,356
Zoll Medical Corp. *	66,831	2,041,687

		37,596,918

Health Care Providers & Services 11.1%
Aetna, Inc.	44,817	1,324,342
Cardinal Health, Inc.	79,491	2,757,543
CIGNA Corp.	51,051	1,636,695
Express Scripts, Inc. *	36,143	3,618,999
Fresenius Medical Care AG & Co. KGaA	29,655	1,607,178
Medco Health Solutions, Inc. *	42,601	2,510,051
Medipattern Corp. * +	327,000	35,411
Medipattern Corp. – Canadian Exchange +	1,197,387	129,664
UnitedHealth Group, Inc.	43,688	1,324,183

		14,944,066

Life Sciences Tools & Services 5.5%
AMAG Pharmaceuticals, Inc. * ρ	19,930	680,610
Enzo Biochem, Inc. *	93,362	557,371
Life Technologies Corp. *	28,195	1,542,548
Lonza Group AG	36,035	2,826,917
Qiagen NV * ρ	80,723	1,844,521

		7,451,967

Pharmaceuticals 29.7%
Abbott Laboratories	37,033	1,894,608
Allergan, Inc.	30,970	1,972,479
Biodel, Inc. *	73,949	332,770
Biovail Corp. ρ	122,618	2,084,506
Bristol-Myers Squibb Co.	110,975	2,806,558
Eli Lilly & Co.	74,883	2,618,659
Eurand NV *	112,612	1,159,904
Forest Laboratories, Inc. *	66,116	1,802,322
Inspire Phamaceuticals, Inc. *	130,421	893,384
Johnson & Johnson	21,511	1,383,157
MAP Pharmaceuticals, Inc. *	142,551	2,560,216
Merck & Co., Inc.	76,613	2,684,520
Merck KGaA	15,172	1,246,611
Mylan, Inc. ρ *	59,705	1,315,301
Par Pharmaceutical Company, Inc. *	44,076	1,196,223
Pfizer, Inc.	245,042	4,097,102
Salix Pharmaceuticals, Ltd. *	58,990	2,371,398
Shire, Ltd., ADS	35,248	2,320,728

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Teva Pharmaceutical Industries, Ltd., ADR	41,264	$2,423,435
Warner Chilcott plc *	100,486	2,849,783

		40,013,664

Total Common Stocks (cost $105,760,026)		129,963,126

RIGHTS 0.0%
HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Valera Pharmaceuticals, Inc. * + ☐ (cost $0)	410,964	0

WARRANTS 0.1%
HEALTH CARE 0.1%
Biotechnology 0.1%
Novavax, Inc., Expiring 07/13/2031 * + ☐ (cost $0)	158,377	189,197

SHORT-TERM INVESTMENTS 8.6%
MUTUAL FUND SHARES 8.6%
BlackRock Liquidity TempFund, Institutional Class, 0.14% ρρ q	3,772,735	3,772,735
Evergreen Institutional Money Market Fund, Class I, 0.02% ρρ q ø	2,248,924	2,248,924
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	1,795,675	1,795,675
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% ρρ q	3,728,368	3,728,368

Total Short-Term Investments (cost $11,545,702)		11,545,702

Total Investments (cost $117,305,728) 105.1%		141,698,025
Other Assets and Liabilities (5.1%)		(6,872,416)

Net Assets 100.0%		$134,825,609

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

The following table shows the percent of total long-term investments by industry as of April 30, 2010:

Pharmaceuticals	30.7%
Health Care Equipment & Supplies	28.9%
Biotechnology	21.1%
Health Care Providers & Services	11.5%
Life Sciences Tools & Services	5.7%
Food & Staples Retailing	2.1%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $113,261,129) including $8,917,506 of securities loaned	$137,653,426
Investments in affiliated issuers, at value (cost $4,044,599)	4,044,599

Total investments	141,698,025
Segregated cash	198
Foreign currency, at value (cost $220,615)	220,697
Receivable for securities sold	3,263,285
Receivable for Fund shares sold	16,534
Dividends receivable	79,445
Receivable for securities lending income	11,611
Prepaid expenses and other assets	15,626

Total assets	145,305,421

Liabilities
Payable for securities purchased	247,439
Payable for Fund shares redeemed	418,078
Payable for securities on loan	9,750,225
Advisory fee payable	10,048
Distribution Plan expenses payable	5,814
Due to other related parties	1,476
Accrued expenses and other liabilities	46,732

Total liabilities	10,479,812

Net assets	$134,825,609

Net assets represented by
Paid-in capital	$125,749,182
Undistributed net investment loss	(862,360)
Accumulated net realized losses on investments	(14,453,624)
Net unrealized gains on investments	24,392,411

Total net assets	$134,825,609

Net assets consists of
Class A	$79,986,577
Class B	22,920,651
Class C	27,477,032
Class I	4,441,349

Total net assets	$134,825,609

Shares outstanding (unlimited number of shares authorized)
Class A	4,435,229
Class B	1,393,056
Class C	1,671,281
Class I	238,581

Net asset value per share
Class A	$18.03
Class A — Offering price (based on sales charge of 5.75%)	$19.13
Class B	$16.45
Class C	$16.44
Class I	$18.62

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $12,479)	$530,206
Securities lending	60,843
Income from affiliated issuers	301

Total investment income	591,350

Expenses
Advisory fee	621,725
Distribution Plan expenses
Class A	102,505
Class B	117,041
Class C	138,657
Administrative services fee	69,081
Transfer agent fees	287,968
Trustees’ fees and expenses	1,613
Printing and postage expenses	30,214
Custodian and accounting fees	22,079
Registration and filing fees	35,803
Professional fees	17,150
Other	4,131

Total expenses	1,447,967
Less: Expense reductions	(16)

Net expenses	1,447,951

Net investment loss	(856,601)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	4,056,623
Foreign currency related transactions	(2,101)

Net realized gains on investments	4,054,522

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	18,525,395
Foreign currency related transactions	(10,633)

Net change in unrealized gains or losses on investments	18,514,762

Net realized and unrealized gains or losses on investments	22,569,284

Net increase in net assets resulting from operations	$21,712,683

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009

Operations
Net investment loss		$(856,601)		$(1,614,653)
Net realized gains or losses on investments		4,054,522		(16,845,225)
Net change in unrealized gains or losses on investments		18,514,762		23,571,028

Net increase in net assets resulting from operations		21,712,683		5,111,150

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	186,819	3,240,100	734,188	10,372,909
Class B	14,103	223,184	66,288	841,199
Class C	21,212	337,047	115,160	1,493,329
Class I	19,664	353,119	131,658	1,897,659

		4,153,450		14,605,096

Automatic conversion of Class B shares to Class A shares
Class A	8,126	132,215	458,353	6,362,490
Class B	(8,874)	(132,215)	(498,224)	(6,362,490)

		0		0

Payment for shares redeemed
Class A	(880,458)	(15,202,253)	(2,702,083)	(38,278,955)
Class B	(199,379)	(3,145,240)	(759,307)	(9,781,995)
Class C	(241,537)	(3,793,670)	(1,062,497)	(13,754,622)
Class I	(162,552)	(2,855,650)	(181,217)	(2,693,620)

		(24,996,813)		(64,509,192)

Net decrease in net assets resulting from capital share transactions		(20,843,363)		(49,904,096)

Total increase (decrease) in net assets		869,320		(44,792,946)
Net assets
Beginning of period		133,956,289		178,749,235

End of period		$134,825,609		$133,956,289

Undistributed net investment loss		$(862,360)		$(5,759)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Health Care Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase. For the six months ended April 30, 2010, the advisory fee was equivalent to an annual rate of 0.90% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2010, the transfer agent fees were equivalent to an annual rate of 0.42% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2010, WFFD and/or EIS received $4,357 from the sale of Class A shares and $90, $22,318 and $505 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $32,271,444 and $55,257,750, respectively, for the six months ended April 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$121,915,639	$8,047,487	$0	$129,963,126
Warrants	0	0	189,197	189,197
Rights	0	0	0	0
Short-term investments	11,545,702	0	0	11,545,702

	$133,461,341	$8,047,487	$189,197	$141,698,025

Further details on the major security types listed above can be found in the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants

Balance as of October 31, 2009	$419,937
Realized gains or losses	0
Change in unrealized gains or losses	(230,740)
Net purchases (sales)	0
Transfers in and/or out of Level 3	0

Balance as of April 30, 2010	$189,197

Change in unrealized gains or losses included in earnings relating to securities still held at April 30, 2010	$(230,740)

During the six months ended April 30, 2010, the Fund loaned securities to certain brokers and earned $60,843, net of $6,664 paid to Wachovia Global Securities Lending as the securities lending agent. At April 30, 2010, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $8,917,506 and $9,750,225, respectively.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $117,910,016. The gross unrealized appreciation and depreciation on securities based on tax cost was $30,968,427 and $7,180,418, respectively, with a net unrealized appreciation of $23,788,009.

As of October 31, 2009, the Fund had $17,707,457 in capital loss carryovers for federal income tax purposes with $892,440 expiring in 2016 and $16,815,017 expiring in 2017.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2010, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund that is not heavily weighted in any industry.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Health Care Fund, which will be a series of Well Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Health Care Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place July 2010.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

28

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

123666 566668 rv7 06/2010

Evergreen Utility and Telecommunications Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

June 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Utility and Telecommunications Fund for the six-month period that ended April 30, 2010 (the “period”).

After a period of uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the end of the year. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period approximately where they began in 2010.

U.S. economic growth was strong throughout most of the period as the economic recovery appeared to gain momentum. Gross Domestic Product (GDP) returned to positive growth in the third quarter of 2009, following four consecutive quarters of contraction for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. Originally, much of the growth was attributable to government stimulus, raising questions over the sustainability of the recovery. However, in the first quarter of 2010, GDP growth primarily reflected positive contributions from personal consumption expenditures (PCE), private inventory investment, exports, and nonresidential fixed investment—all signs that growth was finally being led by the private sector, a far more positive indicator of recovery than government-driven growth that is typically inefficient and unsustainable.

Employment data also turned positive during the period, another welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.9% at the end of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.7 million.

In other economic data, industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales strengthened significantly during the period, as well. Although housing inventory and foreclosure rates remained elevated, home sales and prices began to show signs of improvement in many areas of the country—spurred in part by the government’s $8,000 tax credit for first-time home buyers, which was extended through the end of April 2010.

LETTER TO SHAREHOLDERS continued

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. It concluded its purchases of longer-term Treasuries in October 2009 and mortgage-backed securities in March 2010.

During the six-month period, managers of Evergreen’s sector funds focused on specific areas of the equity markets. The team supervising Evergreen Health Care Fund, for example, kept the fund well-diversified among health care corporations of different sizes, geographies and industry groups. At the same time, managers of Evergreen Utility and Telecommunications Fund emphasized companies with improving business Fundamentals while Evergreen Precious Metals Fund’s concentration was on gold and other precious metals-related equities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting or an adjournment meeting to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement is also available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

FUND AT A GLANCE

as of April 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Crow Point Partners, LLC

Portfolio Manager:

Timothy P. O’Brien, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/4/1994

	Class A	Class B	Class C	Class I
Class inception date	1/4/1994	1/4/1994	9/2/1994	2/28/1994

Nasdaq symbol	EVUAX	EVUBX	EVUCX	EVUYX

6-month return with sales charge	3.44%	4.33%	8.23%	N/A

6-month return w/o sales charge	9.75%	9.33%	9.23%	9.78%

Average annual return*

1-year with sales charge	15.95%	17.13%	21.01%	N/A

1-year w/o sales charge	23.03%	22.13%	22.01%	23.32%

5-year	6.06%	6.21%	6.49%	7.58%

10-year	2.54%	2.56%	2.39%	3.42%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Utility and Telecommunications Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the S&P 500 Index (S&P 500), the S&P Utilities Index (S&P Utilities) and the Consumer Price Index (CPI).

The S&P 500 and the S&P Utilities are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

FUND AT A GLANCE continued

This section left intentionally blank

Funds that concentrate their investments in the Utility and Telecommunications sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within the sector.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Growth-based investments are subject to the risk that the stock prices of growth stocks tend to be sensitive to changes in earnings and more volatile than other types of stocks, particularly over the short term.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of April 30, 2010, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	11/1/2009	4/30/2010	During Period*

Actual
Class A	$1,000.00	$1,097.47	$5.77
Class B	$1,000.00	$1,093.33	$9.65
Class C	$1,000.00	$1,092.34	$9.65
Class I	$1,000.00	$1,097.75	$4.47
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.29	$5.56
Class B	$1,000.00	$1,015.57	$9.30
Class C	$1,000.00	$1,015.57	$9.30
Class I	$1,000.00	$1,020.53	$4.31

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.11% for Class A, 1.86% for Class B, 1.86% for Class C and 0.86% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.77	$10.67	$16.69	$13.63	$12.03	$9.54

Income from investment operations
Net investment income	0.13	0.48	1.06	0.75	1.15 [1]	0.41
Net realized and unrealized gains or losses on investments	0.92	0.11	(6.17)	3.23	1.35	2.49

Total from investment operations	1.05	0.59	(5.11)	3.98	2.50	2.90

Distributions to shareholders from
Net investment income	(0.15)	(0.49)	(0.91)	(0.92)	(0.90)	(0.41)

Net asset value, end of period	$11.67	$10.77	$10.67	$16.69	$13.63	$12.03

Total return[2]	9.75%	5.77%	(31.70)%	29.97%	21.67%	30.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$309,214	$301,953	$304,608	$507,539	$329,166	$263,563
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%[3]	1.13%	1.07%	1.04%	1.11%	1.08%
Expenses excluding waivers/reimbursements and expense reductions	1.11%[3]	1.13%	1.09%	1.09%	1.20%	1.24%
Net investment income	2.32%[3]	4.66%	7.05%	5.12%	9.05%	3.71%
Portfolio turnover rate	19%	109%	153%	75%	121%	106%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.77	$10.67	$16.69	$13.63	$12.03	$9.55

Income from investment operations
Net investment income	0.09 [1]	0.40 [1]	0.89 [1]	0.69	1.09 [1]	0.33
Net realized and unrealized gains or losses on investments	0.91	0.11	(6.11)	3.16	1.32	2.48

Total from investment operations	1.00	0.51	(5.22)	3.85	2.41	2.81

Distributions to shareholders from
Net investment income	(0.10)	(0.41)	(0.80)	(0.79)	(0.81)	(0.33)

Net asset value, end of period	$11.67	$10.77	$10.67	$16.69	$13.63	$12.03

Total return[2]	9.33%	4.97%	(32.18)%	28.91%	20.85%	29.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$30,575	$31,007	$35,106	$77,683	$69,496	$66,717
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.86%[3]	1.88%	1.81%	1.79%	1.86%	1.77%
Expenses excluding waivers/reimbursements and expense reductions	1.86%[3]	1.88%	1.81%	1.79%	1.90%	1.93%
Net investment income	1.58%[3]	3.92%	6.02%	4.32%	8.60%	2.98%
Portfolio turnover rate	19%	109%	153%	75%	121%	106%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.77	$10.67	$16.69	$13.63	$12.04	$9.56

Income from investment operations
Net investment income	0.08	0.40	0.95	0.67 [1]	1.00 [1]	0.33
Net realized and unrealized gains or losses on investments	0.91	0.11	(6.17)	3.19	1.41	2.48

Total from investment operations	0.99	0.51	(5.22)	3.86	2.41	2.81

Distributions to shareholders from
Net investment income	(0.10)	(0.41)	(0.80)	(0.80)	(0.82)	(0.33)

Net asset value, end of period	$11.66	$10.77	$10.67	$16.69	$13.63	$12.04

Total return[2]	9.23%	5.06%	(32.25)%	28.99%	20.77%	29.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$81,058	$80,526	$74,008	$123,039	$45,765	$26,619
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.86%[3]	1.88%	1.82%	1.79%	1.86%	1.80%
Expenses excluding waivers/reimbursements and expense reductions	1.86%[3]	1.88%	1.82%	1.79%	1.90%	1.96%
Net investment income	1.57%[3]	3.86%	6.36%	4.33%	7.92%	3.11%
Portfolio turnover rate	19%	109%	153%	75%	121%	106%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.78	$10.69	$16.72	$13.65	$12.04	$9.55

Income from investment operations
Net investment income	0.14 [1]	0.51	1.14 [1]	0.78	1.26 [1]	0.43
Net realized and unrealized gains or losses on investments	0.92	0.09	(6.23)	3.24	1.28	2.50

Total from investment operations	1.06	0.60	(5.09)	4.02	2.54	2.93

Distributions to shareholders from
Net investment income	(0.16)	(0.51)	(0.94)	(0.95)	(0.93)	(0.44)

Net asset value, end of period	$11.68	$10.78	$10.69	$16.72	$13.65	$12.04

Total return	9.78%	6.03%	(31.55)%	30.24%	22.09%	31.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,541	$9,196	$8,927	$3,677	$2,606	$7,168
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%[2]	0.89%	0.83%	0.79%	0.86%	0.81%
Expenses excluding waivers/reimbursements and expense reductions	0.86%[2]	0.89%	0.83%	0.79%	0.90%	0.97%
Net investment income	2.43%[2]	4.88%	7.92%	5.31%	9.98%	4.42%
Portfolio turnover rate	19%	109%	153%	75%	121%	106%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 89.0%
CONSUMER DISCRETIONARY 0.5%
Media 0.5%
Mediaset SpA	239,400	$1,901,275

ENERGY 10.8%
Oil, Gas & Consumable Fuels 10.8%
El Paso Corp.	750,000	9,075,000
EXCO Resources, Inc.	250,000	4,637,500
Genesis Energy, LP ρ	130,000	2,553,200
GeoResources, Inc. *	150,041	2,574,704
Kodiak Oil & Gas Corp. *	650,000	2,587,000
Rex Energy Corp. *	240,000	3,192,000
Southwestern Energy Co. *	307,500	12,201,600
Spectra Energy Corp.	100,000	2,334,000
Williams Cos.	300,000	7,083,000

		46,238,004

FINANCIALS 10.6%
Commercial Banks 0.1%
Sandy Spring Bancorp, Inc.	35,000	610,750

Consumer Finance 2.6%
Visa, Inc., Class A	125,300	11,305,819

Real Estate Investment Trusts (REITs) 7.9%
Chatham Lodging Trust *	250,000	4,962,500
Chimera Investment Corp.	650,000	2,645,500
Crexus Investment Corp.	62,500	825,625
Excel Trust, Inc. * ρ	500,000	6,450,000
First Potomac Realty Trust	220,000	3,568,400
Hersha Hospitality Trust, Class A	200,000	1,154,000
Invesco Mortgage Capital, Inc.	480,000	9,912,000
Starwood Property Trust, Inc.	225,000	4,263,750

		33,781,775

INDUSTRIALS 2.8%
Construction & Engineering 2.8%
Bouygues SA ρ	244,000	12,155,234

TELECOMMUNICATION SERVICES 7.6%
Diversified Telecommunication Services 6.6%
AT&T, Inc.	150,000	3,909,000
Cbeyond, Inc. *	83,800	1,288,844
France Telecom	300,000	6,576,090
Neutral Tandem, Inc. *	150,000	2,542,500
Qwest Communications International, Inc.	250,000	1,307,500
Shenandoah Telecommunications Co. +	499,972	8,879,503

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Verizon Communications, Inc.	100,000	$2,889,000
Windstream Corp.	100,000	1,105,000

		28,497,437

Wireless Telecommunication Services 1.0%
Vivo Participacoes SA, ADR	153,000	4,049,910

UTILITIES 56.7%
Electric Utilities 23.3%
American Electric Power Co., Inc.	75,000	2,572,500
China Hydroelectric Corp., ADS ρ *	30,000	284,100
DPL, Inc.	300,000	8,454,000
Enel SpA	1,900,000	9,909,125
Exelon Corp.	50,000	2,179,500
FirstEnergy Corp.	400,000	15,148,000
Fortum Oyj	100,000	2,590,910
FPL Group, Inc.	50,000	2,602,500
Great Plains Energy, Inc.	318,100	6,148,873
Hera SpA	2,250,000	4,782,410
Iberdrola SA	500,000	3,982,950
ITC Holdings Corp.	100,000	5,583,000
Northeast Utilities	750,000	20,842,500
Portland General Electric Co.	250,000	4,970,000
Red Electrica Corp. SA	100,000	4,731,319
Southern Co.	100,000	3,456,000
TERNA SpA	500,000	2,027,357

		100,265,044

Gas Utilities 5.9%
Chesapeake Utilities Corp.	10,125	304,965
EQT Corp.	425,000	18,483,250
National Fuel Gas Co.	125,000	6,502,500

		25,290,715

Independent Power Producers & Energy Traders 4.1%
Constellation Energy Group, Inc.	500,000	17,675,000

Multi-Utilities 20.4%
CMS Energy Corp. ρ	1,290,000	20,975,400
Dominion Resources, Inc.	275,000	11,495,000
National Grid plc	1,000,000	9,655,856
National Grid plc, ADR	150,000	7,276,500
Public Service Enterprise Group, Inc.	300,000	9,639,000
SCANA Corp.	125,000	4,933,750

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities continued
Sempra Energy	275,000	$13,524,500
Wisconsin Energy Corp. ρ	190,000	9,976,900

		87,476,906

Water Utilities 3.0%
American Water Works Co.	450,000	9,801,000
Aqua America, Inc. ρ	100,000	1,833,000
Pennichuck Corp. +	50,000	1,163,500

		12,797,500

Total Common Stocks (cost $314,921,194)		382,045,369

PREFERRED STOCKS 10.5%
ENERGY 3.8%
Oil, Gas & Consumable Fuels 3.8%
Whitting Petroleum Corp., 6.25%	75,000	16,253,250

FINANCIALS 2.0%
Commercial Banks 0.4%
National City Capital Trust II, 6.625%	82,000	1,921,260

Diversified Financial Services 1.6%
Bank of America Corp., 4.00%	100,000	1,896,000
JPMorgan Chase Capital XXIX, 6.70%	200,000	4,850,000

		6,746,000

UTILITIES 4.7%
Electric Utilities 3.7%
Central Illinois Public Service Co., 4.92%	11,000	885,799
Consolidated Edison, Inc., Ser. A, 5.00% ρ	20,650	1,833,101
Entergy Louisiana, LLC, 6.00%	20,000	490,400
Interstate Power & Light Co., Ser. B, 8.375% ρ	177,000	5,173,710
Interstate Power & Light Co., Ser. C, 7.10%	159,500	4,078,415
Pacific Gas & Electric Co., Ser. I, 4.36%	31,400	628,000
Scana Corp., Ser. A, 7.70%	60,000	1,643,400
Southern California Edison Co., Ser. B, 4.08%	1,200	21,720
Union Electric Co., 4.56%	9,600	681,600
Union Electric Co., Ser. 1969, 4.00%	6,300	444,072

		15,880,217

Independent Power Producers & Energy Traders 1.0%
Constellation Energy Group, Inc., Ser. A, 8.625%	160,786	4,204,554

Total Preferred Stocks (cost $32,604,588)		45,005,281

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Shares	Value

WARRANTS 0.0%
UTILITIES 0.0%
Electric Utilities 0.0%
China Hydroelectric Corp., ADS, Expiring 01/25/2014 * (cost $36,000)	30,000	$30,000

EXCHANGE TRADED FUND 0.0%
PAA Natural Gas Storage LP (cost $150,500)	7,000	150,500

SHORT-TERM INVESTMENTS 4.7%
MUTUAL FUND SHARES 4.7%
BlackRock Liquidity TempFund, Institutional Class, 0.14% ρρ q	7,196,732	7,196,732
Evergreen Institutional Money Market Fund, Class I, 0.02% q ø ρρ	5,837,897	5,837,897
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% q ρρ	7,112,098	7,112,098

Total Short-Term Investments (cost $20,146,727)		20,146,727

Total Investments (cost $367,859,009) 104.2%		447,377,877
Other Assets and Liabilities (4.2%)		(17,990,824)

Net Assets 100.0%		$429,387,053

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares

The following table shows the percent of total long-term investments by industry as of April 30, 2010:

Electric Utilities	27.2%
Multi-Utilities	20.5%
Oil, Gas & Consumable Fuels	14.7%
Real Estate Investment Trusts (REITs)	7.9%
Diversified Telecommunication Services	6.7%
Gas Utilities	5.9%
Independent Power Producers & Energy Traders	5.1%
Water Utilities	3.0%
Construction & Engineering	2.9%
Consumer Finance	2.7%
Diversified Financial Services	1.6%
Wireless Telecommunication Services	0.9%
Commercial Banks	0.6%
Media	0.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $362,021,112) including $17,969,678 of securities loaned	$441,539,980
Investments in affiliated issuers, at value (cost $5,837,897)	5,837,897

Total investments	447,377,877
Segregated cash	6,104
Foreign currency, at value (cost $2,715,227)	2,714,741
Receivable for Fund shares sold	197,801
Dividends receivable	546,063
Receivable for securities lending income	12,691
Prepaid expenses and other assets	69,232

Total assets	450,924,509

Liabilities
Payable for securities purchased	1,810,500
Payable for Fund shares redeemed	1,035,844
Payable for securities on loan	18,599,177
Advisory fee payable	14,888
Distribution Plan expenses payable	15,586
Due to other related parties	19,089
Accrued expenses and other liabilities	42,372

Total liabilities	21,537,456

Net assets	$429,387,053

Net assets represented by
Paid-in capital	$534,865,345
Overdistributed net investment income	(11,681)
Accumulated net realized losses on investments	(184,982,518)
Net unrealized gains on investments	79,515,907

Total net assets	$429,387,053

Net assets consists of
Class A	$309,213,666
Class B	30,574,700
Class C	81,057,742
Class I	8,540,945

Total net assets	$429,387,053

Shares outstanding (unlimited number of shares authorized)
Class A	26,502,497
Class B	2,621,028
Class C	6,949,219
Class I	731,201

Net asset value per share
Class A	$11.67
Class A — Offering price (based on sales charge of 5.75%)	$12.38
Class B	$11.67
Class C	$11.66
Class I	$11.68

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $121,886)	$7,488,857
Securities lending	74,163
Income from affiliated issuers	1,825

Total investment income	7,564,845

Expenses
Advisory fee	926,844
Distribution Plan expenses
Class A	394,761
Class B	157,535
Class C	418,808
Administrative services fee	220,677
Transfer agent fees	555,118
Trustees’ fees and expenses	8,089
Printing and postage expenses	48,545
Custodian and accounting fees	60,882
Registration and filing fees	47,618
Professional fees	22,411
Other	5,527

Total expenses	2,866,815
Less: Expense reductions	(52)

Net expenses	2,866,763

Net investment income	4,698,082

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	9,623,326
Foreign currency related transactions	(43,467)
Written options	100,934

Net realized gains on investments	9,680,793

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	25,629,461
Foreign currency related transactions	(54,394)

Net change in unrealized gains or losses on investments	25,575,067

Net realized and unrealized gains or losses on investments	35,255,860

Net increase in net assets resulting from operations	$39,953,942

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009

Operations
Net investment income		$4,698,082		$18,197,727
Net realized gains or losses on investments		9,680,793		(58,564,040)
Net change in unrealized gains or losses on investments		25,575,067		63,027,802

Net increase in net assets resulting from operations		39,953,942		22,661,489

Distributions to shareholders from
Net investment income
Class A		(4,079,059)		(13,844,009)
Class B		(286,964)		(1,311,913)
Class C		(756,776)		(2,928,200)
Class I		(154,037)		(469,233)

Total distributions to shareholders		(5,276,836)		(18,553,355)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,279,569	14,790,194	3,902,290	39,465,821
Class B	33,061	381,749	561,807	5,627,844
Class C	568,519	6,591,640	3,089,633	31,473,500
Class I	364,601	4,219,655	923,584	9,481,660

		25,983,238		86,048,825

Net asset value of shares issued in reinvestment of distributions
Class A	296,634	3,437,966	1,175,687	11,684,296
Class B	17,249	200,299	93,223	927,158
Class C	34,759	403,706	160,489	1,595,054
Class I	12,675	146,929	45,383	451,836

		4,188,900		14,658,344

Automatic conversion of Class B shares to Class A shares
Class A	12,777	143,865	229,544	2,343,222
Class B	(12,777)	(143,865)	(229,616)	(2,343,222)

		0		0

Payment for shares redeemed
Class A	(3,120,368)	(35,935,384)	(5,814,644)	(59,360,462)
Class B	(295,948)	(3,404,707)	(836,094)	(8,536,445)
Class C	(1,132,906)	(13,046,405)	(2,708,725)	(27,422,221)
Class I	(498,776)	(5,756,361)	(950,986)	(9,464,089)

		(58,142,857)		(104,783,217)

Net decrease in net assets resulting from capital share transactions		(27,970,719)		(4,076,048)

Total increase in net assets		6,706,387		32,086
Net assets
Beginning of period		422,680,666		422,648,580

End of period		$429,387,053		$422,680,666

Undistributed (overdistributed) net investment income		$(11,681)		$567,073

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Utility and Telecommunications Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subse-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

quently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the six months ended April 30, 2010, the advisory fee was equivalent to an annual rate of 0.42% of the Fund’s average daily net assets.

Crow Point Partners, LLC is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2010, the transfer agent fees were equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended April 30, 2010, the Fund paid brokerage commissions of $1,900 to broker-dealers affiliated with Wells Fargo.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2010, WFFD and/or EIS received $17,553 from the sale of Class A shares and $836, $33,732 and $12,796 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $79,855,426 and $90,768,619, respectively, for the six months ended April 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$323,732,842	$58,312,527	$0	$382,045,369
Preferred stocks	42,993,809	2,011,472	0	45,005,281
Warrants	30,000	0	0	30,000
Exchange traded funds	150,500	0	0	150,500
Short-term investments	20,146,727	0	0	20,146,727

	$387,053,878	$60,323,999	$0	$447,377,877

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended April 30, 2010, the Fund loaned securities to certain brokers and earned $74,163, net of $8,071 paid to Wachovia Global Securities Lending as the securities lending agent. At April 30, 2010, the value of securities on loan and the total value of collateral received for securities loaned amounted to $17,969,678 and $18,599,177, respectively.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $369,025,375. The gross unrealized appreciation and depreciation on securities based on tax cost was $83,463,817 and $5,111,315, respectively, with a net unrealized appreciation of $78,352,502.

As of October 31, 2009, the Fund had $193,341,630 in capital loss carryovers for federal income tax purposes with $82,963,138 expiring in 2010, $55,609,707 expiring in 2016 and $54,768,785 expiring in 2017.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2010, the Fund entered into written options for speculative purposes.

During the six months ended April 30, 2010, the Fund had written option activities as follows:

	Number of Contracts	Premiums Received

Options outstanding at October 31, 2009	0	$0
Options written	1,600	100,934
Options expired	(378)	(16,410)
Options exercised	(1,222)	(84,524)

Options outstanding at April 30, 2010	0	$0

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2010, the Fund did not have any open written options but had average premiums received in the amount of $6,020 during the six months ended April 30, 2010.

As of April 30, 2010, the Fund had segregated $6,104 as cash collateral for written options.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2010, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2010, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund that is not heavily weighted in any industry.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. SUBSEQUENT DISTRIBUTIONS

On June 10, 2010, the Fund declared distributions from net investment income to shareholders of record on June 9, 2010. The per share amounts payable on June 11, 2010 were as follows:

Net Investment Income

Class A	$0.0820
Class B	0.0610
Class C	0.0610
Class I	0.0886

These distributions are not reflected in the accompanying financial statements.

14. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Utility and Telecommunications Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Utility and Telecommunications Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

123667 566672 rv7 06/2010

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2010

By:	/s/ Jeremy DePalma

Jeremy DePalma Principal Financial Officer

Date: June 29, 2010